Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
24.	Revenue

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Revenue from contracts with customers	18,480,027	20,337,881	23,011,381

a)
The Group is primarily engaged in the assembly and testing services on high-integration and high-precision integrated circuits, and recognized revenue based on the progress towards completion of performance obligation during the service period. Information on revenue disaggregation is provided in Note 43.

b)	Contract assets and liabilities
The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2019	December 31, 2019	December 31, 2020
	NT$000	NT$000	NT$000
Contract assets	299,835	377,869	389,016

Contract liabilities (Advance payments)	1,432	1,231	—

c)	The information relating to loss allowance for contract assets is provided in Note 42 a).

d)
Revenue recognized for the years ended as of December 31, 2019 and 2020, amounted to NT$766 thousand and NT$565 thousand, respectively, was related to carried forward contract liabilities for performance obligations not satisfied in prior year.

e)
All of the service contracts are for periods of one year or less. As permitted under IFRS 15, “Revenue from Contracts with Customers”, the transaction price allocated to these unsatisfied contracts is not disclosed.